Balance Sheet Information Schedule of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Accrued Liabilities, Current [Abstract]
Employee compensation and benefits	$ 61,626	$ 53,373	$ 50,891
Interest payable	17,034	28,116	36,840
Consumer coupons	2,812	3,346	3,170
Accrued restructuring charges	2,210	10,480	4,076	7,947
Accrued financial instrument contracts	1,341	682	9,451
Other	21,652	23,272	24,357
Total	$ 106,675	$ 119,269	$ 128,785